Deconsolidation (Details Narrative) - CNY (¥)	1 Months Ended
	Oct. 21, 2024	May 20, 2024
Shenzhen Yiyou Online Technology Co Ltd Y Y Online [Member]
Restructuring Cost and Reserve [Line Items]
Gain from disposal		¥ 1,416,187
Khorgas Weidong Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Gain from disposal	¥ 56,134,710